Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes
Income Taxes
18.	Income Taxes
(a)	Cayman Islands

Under the current tax laws of Cayman Islands, the Company is not subject to income, corporation or capital gains tax, and no withholding tax is imposed upon the payment of dividends.

(b)	Singapore

The Company’s subsidiaries incorporated in Singapore are subject to profits or income tax rate of 17.0%, on their estimated assessable profits for the years ended December 31, 2023, 2024 and 2025. Dividends income received from subsidiaries in mainland China are not subject to Singapore profits or income tax.

(c)	Hong Kong

The Company’s subsidiary incorporated in Hong Kong is subject to profits or income tax at a rate of 8.25% on the first HKD 2 million of assessable profits and 16.5% on the remainder, on its estimated assessable profits for the years ended December 31, 2023, 2024 and 2025. Dividends income received from subsidiaries in mainland China are not subject to Hong Kong profits or income tax.

(d)	United States

The Company’s subsidiaries incorporated in United States are subject to U.S. federal income tax rate of 21.0% and state income tax rates ranging from 3.5% to 8.84% for the years ended December 31, 2023, 2024 and 2025. Dividends income received from subsidiaries in mainland China are not subject to United States profits or income tax.

(e)	PRC Enterprise Income Tax (“EIT”)

On March 16, 2007, the National People’s Congress of the PRC enacted an Enterprise Income Tax Law (“EIT Law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to EIT at a uniform rate of 25%. The EIT law became effective on January 1, 2008.

Canaan Creative Co., Ltd. (“Canaan Creative”) obtained its High and New Technology Enterprises (“HNTE”) certificate with a valid period of three years in 2019. Therefore, Canaan Creative is eligible to enjoy a preferential tax rate of 15% from 2019 to 2021 to the extent it has taxable income under the EIT Law, as long as it maintains the HNTE qualification and duly conducts relevant EIT filing procedures with the relevant tax authority. In October 2022 and 2025, Canaan Creative received approval from the tax authority on the renewal of its HNTE status which entitled it to the preferential income tax rate of 15% effective retroactively from 2022 to 2024, and from 2025 to 2028, respectively.

Canaan Creative (SH) Co., Ltd. (“Canaan Creative (SH)”) obtained its HNTE certificate with a valid period of three years in 2022 and 2025. Therefore, Canaan Creative (SH) is eligible to enjoy a preferential tax rate of 15% from 2022 to 2024, and from 2025 to 2028, respectively, to the extent it has taxable income under the EIT Law, as long as it maintains the HNTE qualification and duly conducts relevant EIT filing procedures with the relevant tax authority. In addition, in accordance with Caishui (2016) No. 49 issued by the Stated Tax Bureau on May 4, 2016, Canaan Creative (SH) is qualified as an as an integrated circuit enterprise and enjoying a 5-year tax holiday (two-year full exemption followed by three-year half reduction) beginning from 2022 after utilizing all prior years tax losses. Therefore, Canaan Creative (SH) is eligible to enjoy a preferential tax rate of 0% from 2022 to 2023 and 12.5% from 2024 to 2026.

The Company’s other PRC subsidiaries are subject to the statutory income tax rate of 25%.

(f)	PRC Withholding Income Tax on Dividends

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.”

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if the immediate holding company in Hong Kong owns directly at least 25% of the shares of the FIE and could be recognized as a Beneficial Owner of the dividend from PRC tax perspective.

Loss before income tax expense consisted of:

	For the Years Ended December 31,
	2023	2024	2025
Mainland China	(251,871)	(55,016)	(5,557)
United States of America	(79,753)	(22,303)	(51,981)
Cayman	(69,376)	(48,026)	(77,880)
Singapore	(8,970)	(60,646)	(63,800)
Others	(55,523)	13,722	(8,271)
Total	(465,493)	(172,269)	(207,489)

The Company’s subsidiaries incorporated in Mainland China act as the Company’s primary business operation center. Therefore, the Company uses the income tax rate of Mainland China as applicable statutory income tax rate. For the years ended December 31, 2023 and 2024, a reconciliation between the effective income tax and the PRC statutory income tax is as follows:

	For the Years Ended December 31,
	2023	2024
PRC statutory income tax rates	(25.0)%	(25.0)%
Permanent book-tax difference	(1.9)%	(4.0)%
Share-based compensation	1.0%	3.5%
Super deduction of R&D expense	(2.9)%	(7.8)%
Others	0.0%	0.3%
Different tax rates in other jurisdictions	7.8%	5.6%
Effect of tax holiday	4.7%	8.8%
Change in valuation allowance	3.4%	55.6%
Unrecognized tax benefit	—	4.0%
Total	(11.0)%	45.0%
Effects of tax holidays entitled by the PRC subsidiaries	21,998	15,126
Effects of tax holidays entitled by the PRC subsidiaries on basic loss per Class A and Class B ordinary share (US$ cent per share)	0.85	0.37

For the year ended December 31, 2025, a reconciliation between the actual income tax expense and the PRC statutory income tax expense per the requirements of ASU 2023-09 is as follows:

	For the Years Ended December 31,
	2025
	Amount	Percent
PRC statutory income tax rates	(51,872)	(25.0)%
Permanent book-tax difference	(13,581)	(6.5)%
Share-based compensation	2,999	1.5%
Super deduction of R&D expense	(11,169)	(5.4)%
Change in fair value of cryptocurrency and cryptocurrency receivable	(4,560)	(2.2)%
Others	(851)	(0.4)%
Foreign tax effects:	21,537	10.4%
Cayman
Tax rate differential	19,470	9.4%
United States of America
Tax rate differential	2,070	1.0%
Singapore
Non-taxable income	(1,636)	(0.8)%
Tax rate differential	1,453	0.7%
Others	180	0.1%
Effect of tax holiday	4,023	1.9%
Change in valuation allowance	41,747	20.1%
Unrecognized tax benefit	924	0.4%
Total	2,778	1.3%
Effects of tax holidays entitled by the PRC subsidiaries	4,023	—
Effects of tax holidays entitled by the PRC subsidiaries on basic loss per Class A and Class B ordinary share (US$ cent per share)	0.06	—

Composition of income tax expense (benefit)

The current and deferred portions of income tax expense (benefit) included in the consolidated statements of comprehensive loss are as follows:

	For the Years Ended December 31,
	2023	2024	2025
Current
Mainland China	(4,341)	7,853	1,375
Singapore	(3,953)	1,056	1,235
Hong Kong	2,138	883	56
United States of America	468	1,530	53
Others	34	11	(13)
Total Current income tax (benefit) expense	(5,654)	11,333	2,706
Deferred
Mainland China	(26,637)	39,623	72
United States of America	—	—	—
Singapore	(13,365)	16,108	—
Hong Kong	(5,684)	10,419	—
Others	—	—	—
Total deferred income tax (benefit) expense	(45,686)	66,150	72
Income tax (benefit) expense	(51,340)	77,483	2,778

Deferred tax assets and liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025
Deferred tax assets
Tax losses carried forward	107,412	147,523
Write-down of inventories	13,134	13,530
Property, equipment and software	5,078	4,142
Share-based compensation	4,149	3,959
Allowance for doubtful accounts	769	789
Warranty reserve	(14)	701
Cryptocurrency and cryptocurrency receivables	—	532
Operating lease right-of-use assets	335	356
Total gross deferred tax assets	130,863	171,532
Less: Valuation allowance	(125,678)	(170,985)
Deferred tax assets, net of valuation allowance	5,185	547

Deferred tax liabilities
Operating lease liabilities	(335)	(356)
Intangible assets	(153)	(117)
Cryptocurrency and cryptocurrency receivables	(4,555)	—
Total gross deferred tax liabilities	(5,043)	(473)

Net deferred tax assets	295	191
Net deferred tax liabilities	(153)	(117)

As of December 31, 2024 and 2025, the Company had tax loss carry-forwards of approximately US$645,876 and US$1,064,971 which arose from its PRC and offshore subsidiaries. Most of the PRC subsidiaries are qualified as HNTE or technology small and medium enterprise (“SMEs”), the carryforwards period for net operating losses under the EIT Law is changed from five years to ten years. The net operating loss carryforwards by the PRC mainland companies will expire in varying amounts between 2027 and 2036 as follows.

Expiration year	US$
2027	13
2028	38
2029	1,589
2030	1,978
2031	2,098
2032	—
2033	—
2034	194,172
2035	149,979
2036	57,492

Other than the expiration, there are no other limitations or restrictions upon the Company’s ability to use these operating loss carryforwards.

Valuation allowance is provided against deferred tax assets when the Company determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Company considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowance was provided for tax loss carry-forward because it was more likely than not that such deferred tax assets will not be realized due to lack of profitable history to support the Company’s estimate of its future taxable income. If events occur in the future that allow the Company to realize part or all its deferred income tax, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

As of December 31, 2024 and 2025, valuation allowances of US$125,678 and US$170,985 were provided because it was more likely than not that the Company will not be able to utilize certain tax loss carry-forwards and other deferred tax assets generated by its subsidiaries. If events occur in the future that allow the Company to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowances will increase income when those events occur.

Movement of valuation allowance is as follows:

	For the Years Ended December 31,
	2023	2024	2025
Beginning balance	13,871	30,042	125,678
Additions during the year	16,171	95,636	45,307
Ending balance	30,042	125,678	170,985

Unrecognized tax benefits

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions.

As of December 31, 2024 and 2025, the unrecognized tax benefit of US$5,011 and US$5,182 was recorded in the income tax payable, respectively, which were related to the uncertainty with regard to deductibility of certain expenses incurred between intra-entity transactions for the previous years, which were under examination by Chinese tax authorities. It is possible that the amount of unrecognized tax benefit will further change in the next 12 months; however, an estimate of the range of possible changes cannot be made at this moment. The Company will continue to review its tax positions and adjust for unrecognized tax benefits as they arise. As of December 31, 2025, unrecognized tax benefits, if ultimately recognized, will impact the effective tax rate.

The amount of income tax paid, net of amounts refunded, for the year ended December 31, 2025 is as follows:

For the Year Ended December 31,
2025
Mainland China	1,435
United States	2
Total	1,437